Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research And Development [Abstract]
Schedule of research and development expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	4,937	3,425	1,369
Share-based payment(1)	564	911	476
Materials	1,983	1,875	319
Professional services	432	403	89
Maintenance, office and software fees	389	145	116
Depreciation and amortization	1,067	400	59
D&O insurance	189	332	-
Others	240	103	63
Total Research and Development Expenses	9,801	7,594	2,491

(1)    Including expenses in respect of related parties - see Note 18.